LORD ABBETT SECURITIES TRUST
90 Hudson Street
Jersey City, New Jersey 07302-3973

March 1, 2024

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549-4720

Re: Lord Abbett Securities Trust (the “Registrant”)
1933 Act File No. 033-58846
1940 Act File No. 811-07538

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned hereby certifies that:

1. the form of prospectus and statement of additional information that would have been filed under Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 181 to the Registrant’s Registration Statement on Form N-1A filed by the Registrant on February 23, 2024; and

2. the text of Post-Effective Amendment No. 181, which was the most recent Amendment to the Registration Statement, was filed electronically with the U.S. Securities and Exchange Commission on February 23, 2024.

Sincerely,

/s/Victoria Zozulya
Victoria Zozulya
Vice President and Assistant Secretary
Lord Abbett Family of Funds